Morgan Lewis
                                                           COUNSELORS AT LAW


Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



December 18, 2009




VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 116 (FILE NOS. 033-42484 AND 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 116 ("PEA No. 116") to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 116 is to comply with the requirements of new Form N-1A.

Please contact me at 202.739.5676 with your questions or comments.

Sincerely,

/S/ BEAU YANOSHIK
-----------------------
Beau Yanoshik


Enclosures